UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-09465

        Nuveen Connecticut Dividend Advantage Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         2/28/09

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Connecticut Dividend Advantage Municipal Fund (NFC)
	February 28, 2009
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Education and Civic Organizations – 37.0% (23.8% of Total Investments)
$ 795	Connecticut Health and Education Facilities Authority, Revenue Bonds, Quinnipiac University,	7/17 at 100.00	AA–	$803,053
	Series 2007-I, 5.000%, 7/01/25 – MBIA Insured
500	Connecticut Health and Education Facilities Authority, University of Hartford Revenue Bonds,	7/16 at 100.00	A3	388,265
	Series 2006G, 5.250%, 7/01/36 – RAAI Insured
100	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Canterbury School,	7/16 at 100.00	BBB+	74,659
	Series 2006B, 5.000%, 7/01/36 – RAAI Insured
150	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Chase Collegiate	7/17 at 100.00	A3	121,050
	School, Series 2007A, 5.000%, 7/01/27 – RAAI Insured
440	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	No Opt. Call	A2	485,395
	Series 2005F, 5.250%, 7/01/18 – AMBAC Insured
130	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Renbrook School,	7/17 at 100.00	A	118,629
	Series 2007A, 5.000%, 7/01/37 – AMBAC Insured
50	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Sacred Heart	7/09 at 100.50	A3	39,866
	University, Series 1998E, 5.000%, 7/01/28 – RAAI Insured
350	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Trinity College,	7/14 at 100.00	AA–	381,518
	Series 2004H, 5.000%, 7/01/17 – MBIA Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, University of	7/12 at 101.00	A3	796,680
	Hartford, Series 2002E, 5.250%, 7/01/32 – RAAI Insured
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/09 at 100.00	AAA	1,002,440
	Series 2002W, 5.125%, 7/01/27
500	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/13 at 100.00	AAA	503,655
	Series 2003X-1, 5.000%, 7/01/42
1,800	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/16 at 100.00	AAA	1,820,844
	Series 2007Z-1, 5.000%, 7/01/42
3,050	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale University,	7/17 at 100.00	AAA	3,099,624
	Series 2007Z-3, 5.050%, 7/01/42 (UB)
500	Connecticut Higher Education Supplemental Loan Authority, Revenue Bonds, Family Education Loan	11/11 at 100.00	Aa3	488,110
	Program, Series 2001A, 5.250%, 11/15/18 – MBIA Insured (Alternative Minimum Tax)
	Puerto Rico Industrial, Tourist, Educational, Medical and Environmental Control Facilities
	Financing Authority, Higher Education Revenue Bonds, Ana G. Mendez University System,
	Series 1999:
125	5.375%, 2/01/19	8/09 at 101.00	BBB–	106,510
270	5.375%, 2/01/29	8/09 at 101.00	BBB–	191,514
	University of Connecticut, General Obligation Bonds, Series 2001A:
1,000	4.750%, 4/01/20	4/11 at 101.00	AA	1,033,440
1,000	4.750%, 4/01/21 – MBIA Insured	4/11 at 101.00	AA	1,029,960
485	University of Connecticut, General Obligation Bonds, Series 2006A, 5.000%, 2/15/23 –	2/16 at 100.00	AA	511,995
	FGIC Insured

13,245	Total Education and Civic Organizations			12,997,207

	Health Care – 10.7% (6.9% of Total Investments)
1,400	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Bristol Hospital,	7/12 at 101.00	BBB+	1,121,372
	Series 2002B, 5.500%, 7/01/32 – RAAI Insured
	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Griffin Hospital,
	Series 2005B:
500	5.000%, 7/01/20 – RAAI Insured	7/15 at 100.00	A3	444,660
250	5.000%, 7/01/23 – RAAI Insured	7/15 at 100.00	A3	211,910
185	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Hospital For Special	7/17 at 100.00	A3	133,169
	Care, Series 2007C, 5.250%, 7/01/32 – RAAI Insured
60	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Middlesex Hospital,	7/16 at 100.00	Aa3	56,078
	Series 2006, 5.000%, 7/01/32 – FSA Insured
125	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Stamford Hospital,	7/09 at 101.00	Baa1	103,655
	Series 1999G, 5.000%, 7/01/24 – MBIA Insured
1,870	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Yale-New Haven	7/16 at 100.00	A1	1,685,973
	Hospital, Series 2006J-1, 5.000%, 7/01/31 – AMBAC Insured

4,390	Total Health Care			3,756,817

	Housing/Multifamily – 1.3% (0.8% of Total Investments)
500	Connecticut Housing Finance Authority, Multifamily Housing Mortgage Finance Program Bonds,	11/15 at 100.00	AAA	445,520
	Series 2006G-2, 4.800%, 11/15/27 (Alternative Minimum Tax)

	Housing/Single Family – 7.3% (4.7% of Total Investments)
	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2001C:
1,000	5.300%, 11/15/33 (Alternative Minimum Tax)	11/10 at 100.00	AAA	916,310
250	5.450%, 11/15/43 (Alternative Minimum Tax)	11/10 at 100.00	AAA	229,323
800	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2004-A5,	5/13 at 100.00	AAA	766,616
	5.050%, 11/15/34
700	Connecticut Housing Finance Authority, Housing Mortgage Finance Program Bonds, Series 2006D,	5/16 at 100.00	AAA	660,800
	4.650%, 11/15/27

2,750	Total Housing/Single Family			2,573,049

	Industrials – 2.5% (1.6% of Total Investments)
1,000	Connecticut Resource Recovery Authority, Revenue Bonds, American Ref-Fuel Company of	12/11 at 102.00	Ba1	889,780
	Southeastern Connecticut LP, Series 1998A-I, 5.500%, 11/15/15 (Alternative Minimum Tax)

	Long-Term Care – 1.4% (0.9% of Total Investments)
300	Connecticut Development Authority, First Mortgage Gross Revenue Healthcare Bonds, Elim Park	12/11 at 102.00	BBB+	239,988
	Baptist Home Inc., Series 2003, 5.750%, 12/01/23
110	Connecticut Development Authority, First Mortgage Gross Revenue Refunding Healthcare Bonds,	4/09 at 100.00	BBB–	95,806
	Church Homes Inc. – Congregational Avery Heights, Series 1997, 5.800%, 4/01/21
250	Connecticut State Development Authority, Health Facilities Revenue Bonds, Alzheimer’s Resource	8/17 at 100.00	N/R	160,185
	Center of Connecticut, Inc., Series 2007, 5.500%, 8/15/27

660	Total Long-Term Care			495,979

	Tax Obligation/General – 11.8% (7.6% of Total Investments)
560	Connecticut State, General Obligation Bonds, Series 2004C, 5.000%, 4/01/23 – FGIC Insured	4/14 at 100.00	AA	585,374
700	Connecticut State, General Obligation Bonds, Series 2006A, 4.750%, 12/15/24	12/16 at 100.00	AA	729,127
100	Connecticut State, General Obligation Bonds, Series 2006C, 5.000%, 6/01/23 – FSA Insured	6/16 at 100.00	AAA	106,294
	Hartford, Connecticut, General Obligation Bonds, Series 2005A:
360	5.000%, 8/01/21 – FSA Insured	8/15 at 100.00	AAA	378,551
240	4.375%, 8/01/24 – FSA Insured	8/15 at 100.00	AAA	233,246
400	North Haven, Connecticut, General Obligation Bonds, Series 2006, 5.000%, 7/15/24	No Opt. Call	Aa2	436,688
	Suffield, Connecticut, General Obligation Bonds, Series 2005:
335	5.000%, 6/15/17	No Opt. Call	AA	389,126
335	5.000%, 6/15/19	No Opt. Call	AA	387,190
810	West Hartford, Connecticut, General Obligation Bonds, Series 2005B, 5.000%, 10/01/18	10/15 at 100.00	AAA	905,070

3,840	Total Tax Obligation/General			4,150,666

	Tax Obligation/Limited – 26.6% (17.1% of Total Investments)
	Connecticut Health and Educational Facilities Authority, Child Care Facilities Program Revenue
	Bonds, Series 2006F:
650	5.000%, 7/01/31 – AGC Insured	7/16 at 100.00	AAA	614,835
500	5.000%, 7/01/36 – AGC Insured	7/16 at 100.00	AAA	464,820
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, New Opportunities for	7/09 at 104.00	A	1,024,370
	Waterbury Inc., Series 1998A, 6.750%, 7/01/28
	Connecticut, Certificates of Participation, Juvenile Training School, Series 2001:
600	5.000%, 12/15/20	12/11 at 101.00	AA–	623,574
1,000	5.000%, 12/15/30	12/11 at 101.00	AA–	1,001,640
1,475	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Bonds, Series 1998B,	No Opt. Call	AAA	1,678,270
	5.500%, 11/01/12 – FSA Insured
900	Connecticut, Special Tax Obligation Transportation Infrastructure Purpose Revenue Bonds,	8/17 at 100.00	AA	912,321
	Series 2007A, 5.000%, 8/01/27 – AMBAC Insured
600	Puerto Rico Highway and Transportation Authority, Highway Revenue Bonds, Series 2007N, 5.250%,	No Opt. Call	A	508,452
	7/01/31 – AMBAC Insured
470	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005A,	No Opt. Call	BBB+	78,062
	0.000%, 7/01/32 – FGIC Insured
1,200	Puerto Rico Municipal Finance Agency, Series 2005C, 5.000%, 8/01/16 – FSA Insured	8/15 at 100.00	AAA	1,200,156
750	Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note, Series 1999A,	10/10 at 101.00	BBB+	752,370
	6.375%, 10/01/19
500	Virgin Islands Public Finance Authority, Senior Lien Revenue Refunding Bonds, Matching Fund	4/09 at 101.00	BBB+	469,950
	Loan Note, Series 1998A, 5.500%, 10/01/18 – RAAI Insured

9,645	Total Tax Obligation/Limited			9,328,820

	Transportation – 6.3% (4.1% of Total Investments)
2,500	Connecticut, General Airport Revenue Bonds, Bradley International Airport, Series 2001A,	4/11 at 101.00	AA-	2,207,100
	5.125%, 10/01/26 – FGIC Insured (Alternative Minimum Tax)

	U.S. Guaranteed – 32.9% (21.1% of Total Investments) (4)
1,000	Connecticut Health and Educational Facilities Authority, Revenue Bonds, Loomis Chaffee School,	7/11 at 101.00	N/R (4)	1,101,570
	Series 2001D, 5.500%, 7/01/23 (Pre-refunded 7/01/11)
2,000	Connecticut, Clean Water Fund Revenue Bonds, Series 2001, 5.500%, 10/01/20	10/11 at 100.00	AAA	2,213,857
	(Pre-refunded 10/01/11)
500	Connecticut, General Obligation Bonds, Series 2002B, 5.500%, 6/15/21 (Pre-refunded 6/15/12)	6/12 at 100.00	AA (4)	562,940
500	East Lyme, Connecticut, General Obligation Bonds, Series 2001, 5.125%, 7/15/20 (Pre-refunded	7/11 at 102.00	Aa3 (4)	554,365
	7/15/11) – FGIC Insured
	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001A:
25	5.000%, 5/15/22 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (4)	26,912
500	5.400%, 5/15/31 (Pre-refunded 5/15/11)	5/11 at 100.00	Baa3 (4)	542,585
1,270	Guam Economic Development Authority, Tobacco Settlement Asset-Backed Bonds, Series 2001B,	5/11 at 100.00	Baa3 (4)	1,383,259
	5.500%, 5/15/41 (Pre-refunded 5/15/11)
220	New Haven, Connecticut, General Obligation Bonds, Series 2001A, 5.000%, 11/01/20 (Pre-refunded	11/11 at 100.00	A– (4)	235,233
	11/01/11) – FGIC Insured
250	Northern Mariana Islands, General Obligation Bonds, Series 2000A, 6.000%, 6/01/20	6/10 at 100.00	AAA	266,148
	(Pre-refunded 6/01/10) – ACA Insured
	Puerto Rico Infrastructure Financing Authority, Special Obligation Bonds, Series 2000A:
1,425	5.500%, 10/01/32	10/10 at 101.00	AAA	1,517,597
1,300	5.500%, 10/01/40	10/10 at 101.00	AAA	1,384,474
235	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Bonds, Series 2000,	7/10 at 100.00	AAA	245,772
	5.750%, 7/01/20 (Pre-refunded 7/01/10)
1,000	Waterbury, Connecticut, General Obligation Bonds, Series 2002A, 5.375%, 4/01/17 (Pre-refunded	4/12 at 100.00	AAA	1,115,280
	4/01/12) – FSA Insured
370	Windsor, Connecticut, General Obligation Bonds, Series 2001, 5.000%, 7/15/20	7/09 at 100.00	Aa2 (4)	376,360
	(Pre-refunded 7/15/09)

10,595	Total U.S. Guaranteed			11,526,352

	Utilities – 4.7% (3.0% of Total Investments)
500	Connecticut Development Authority, Pollution Control Revenue Refunding Bonds, Connecticut	4/09 at 102.00	Baa1	480,345
	Light and Power Company, Series 1993A, 5.850%, 9/01/28
560	Connecticut Development Authority, Solid Waste Disposal Facilities Revenue Bonds, PSEG Power	11/12 at 100.00	Baa1	434,095
	LLC Project, Series 2007A, 5.750%, 11/01/37 (Alternative Minimum Tax)
790	Eastern Connecticut Resource Recovery Authority, Solid Waste Revenue Bonds, Wheelabrator	7/09 at 100.00	BBB	741,162
	Lisbon Project, Series 1993A, 5.500%, 1/01/14 (Alternative Minimum Tax)

1,850	Total Utilities			1,655,602

	Water and Sewer – 13.1% (8.4% of Total Investments)
255	Connecticut Development Authority, Water Facility Revenue Bonds, Aquarion Water Company	9/17 at 100.00	N/R	191,752
	Project, Series 200.7, 5.100%, 9/01/37 – SYNCORA GTY Insured (Alternative Minimum Tax)
1,185	Connecticut, State Revolving Fund General Revenue Bonds, Series 2003A, 5.000%, 10/01/16	10/13 at 100.00	AAA	1,296,094
	Greater New Haven Water Pollution Control Authority, Connecticut, Regional Wastewater System
	Revenue Bonds, Series 2005A:
720	5.000%, 11/15/30 – MBIA Insured	11/15 at 100.00	AA–	691,380
1,110	5.000%, 8/15/35 – MBIA Insured	11/15 at 100.00	AA	1,055,310
140	Guam Government Waterworks Authority, Water and Wastewater System Revenue Bonds, Series	7/15 at 100.00	Ba2	114,639
	2005, 6.000%, 7/01/25
	South Central Connecticut Regional Water Authority, Water System Revenue Bonds, Eighteenth
	Series 2003A:
750	5.000%, 8/01/20 – MBIA Insured	8/13 at 100.00	AA–	780,045
470	5.000%, 8/01/33 – MBIA Insured	8/13 at 100.00	AA–	455,797

4,630	Total Water and Sewer			4,585,017

$ 55,605	Total Investments (cost $56,187,410) – 155.6%			54,611,909

	Floating Rate Obligations – (4.3)%			(1,525,000)

	Other Assets Less Liabilities – 4.3%			1,514,881

	Preferred Shares, at Liquidation Value – (55.6)% (5)			(19,500,000)

	Net Assets Applicable to Common Shares – 100%			$35,101,790

Fair Value Measurements

During the current fiscal period, the Fund adopted the provisions of Statement of Financial Accounting Standards No. 157 (SFAS No.157) “Fair Value Measurements.” SFAS No. 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements. In determining the value of the Fund’s investments various inputs are used. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.
Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the Fund’s fair value measurements as of February 28, 2009:

	Level 1	Level 2	Level 3	Total

Investments	$ —	$54,611,909	$ —	$54,611,909

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to timing differences in recognizing taxable market discount, timing differences in recognizing certain gains and losses on investment transactions and the treatment of investments in inverse floating rate transactions subject to Statement of Financial Accounting Standards No. 140 (SFAS No. 140), if any. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

At February 28, 2009, the cost of investments was $54,629,211.

Gross unrealized appreciation and gross unrealized depreciation of investments at February 28, 2009, were as follows:

Gross unrealized:
Appreciation	$ 1,461,776
Depreciation	(3,004,063)

Net unrealized appreciation (depreciation) of investments	$(1,542,287)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s Group (“Standard & Poor’s”) or Moody’s Investor Service,
Inc. (“Moody’s”) rating. Ratings below BBB by Standard & Poor’s or Baa by Moody’s are considered to be below investment grade.
The Portfolio of Investments may reflect the ratings on certain bonds insured by ACA, AGC, AMBAC, CIFG,
FGIC, FSA, MBIA, RAAI and SYNCORA as of February 28, 2009. Subsequent to February 28, 2009, and
during the period this Portfolio of Investments was prepared, there may have been reductions to the ratings of certain bonds resulting from changes to the ratings of the underlying insurers both during the period and after period end. Such reductions would likely reduce the effective rating of many of the bonds insured by that insurer or insurers presented at period end.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Preferred Shares, at Liquidation Value as a percentage of Total Investments is 35.7%.
N/R	Not rated.
(UB)	Underlying bond of an inverse floating rate trust reflected as a financing transaction pursuant to the provisions of SFAS No. 140.

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: See EX-99 CERT attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Connecticut Dividend Advantage Municipal Fund

By (Signature and Title)          /s/ Kevin J. McCarthy
                                                  Kevin J. McCarthy
                                                  Vice President and Secretary

Date         April 29, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)         /s/ Gifford R. Zimmerman
                                                 Gifford R. Zimmerman
                                                 Chief Administrative Officer (principal executive officer)

Date         April 29, 2009

By (Signature and Title)         /s/ Stephen D. Foy
                                                 Stephen D. Foy
                                                 Vice President and Controller (principal financial officer)

Date        April 29, 2009